LONG TERM LOAN	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
LONG TERM LOAN

NOTE 10 – LONG TERM LOAN

During the year ended December 31, 2020, the Company secured a term loan with a principal amount of $184,352 (NIS 500,000) from an Israeli bank. The loan bears interest at the rate of 3.14% per annum and matures on September 18, 2025. The loan is subject to 48 monthly payments commencing October 18, 2021. $9,218 (NIS 25,000) was deposited in the bank as security for the loan.

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 10 – LONG TERM LOAN (continued)

The activities of the long term loan during the six month ended June 30, 2024 are as follows:

	June 30, 2024	December 31, 2023
Balance, opening	$85,107	$135,971
Repayments	(23,284)	(43,350)
Interest expense, accrued	2,855	3,333
Translation difference	(2,830)	(8,847)
Balance, ending	61,848	85,107
Less:
Long term loan – current portion	48,891	46,680
Long term loan	$12,957	$38,427

The undiscounted repayments for each of the next two years and in the aggregate are:

Year ended	Amount
December 31, 2024	$23,989
December 31, 2025	37,859
$61,848